INCOME TAXES - Schedule of Components of the Expense for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Foreign	$ 529	$ 999	$ 928
Total current income tax expense	529	999	928
Deferred
Foreign	154	275	1,135
Total deferred tax expense	154	275	1,135
Total income tax expense	$ 683	$ 1,274	$ 2,063